Additional information on operating expenses by nature	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Additional information on operating expenses by nature
10. Additional information on operating expenses by nature
Depreciation, amortization and impairment charges are included in the following line items of the consolidated income statement:

For the year ended 31 December 2025	Depreciation and	Amortization and

Million US dollar	impairment of property, plant and equipment	impairment of intangible assets and goodwill	Depreciation and impairment of right- of-use assets

Cost of sales	(2 949)	(106)	(26)
Distribution expenses	(121)	(4)	(333)
Sales and marketing expenses	(256)	(480)	(266)
Administrative expenses	(288)	(424)	(114)
Other operating expenses	-	-	-
Exceptional items	(267)	(15)	-
Depreciation, amortization and impairment	(3 882)	(1 029)	(740)

For the year ended 31 December 2024¹	Depreciation and	Amortization and

Million US dollar	impairment of property, plant and equipment	impairment of intangible assets and goodwill	Depreciation and impairment of right- of-use assets

Cost of sales	(3 105)	(82)	(32)
Distribution expenses	(135)	(2)	(336)
Sales and marketing expenses	(271)	(379)	(276)
Administrative expenses	(315)	(421)	(132)
Other operating expenses	-	(9)	-
Exceptional items	(49)	-	-
Depreciation, amortization and impairment	(3 875)	(893)	(776)

For the year ended 31 December 2023 1	Depreciation and	Amortization and

Million US dollar	impairment of property, plant and equipment	impairment of intangible assets and goodwill	Depreciation and impairment of right- of-use assets

Cost of sales	(3 095)	(75)	(33)
Distribution expenses	(139)	(13)	(351)
Sales and marketing expenses	(291)	(260)	(274)
Administrative expenses	(318)	(401)	(137)
Other operating expenses	-	(1)	-
Exceptional items	-	(25)	-
Depreciation, amortization and impairment	(3 843)	(774)	(795)

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Amended to conform the 2025 presentation.